SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Jun. 30, 2023
Class of Stock [Line Items]
Share capital		$ 5,452	$ 5,452
Ordinary shares issued (in shares)		54,520,325	54,520,325
Par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Proceeds from issuance of common stock		$ 14,500
Share capital
Class of Stock [Line Items]
Maximum stock issue under ATM	$ 100,000
Maximum stock issue under DRIP	$ 100,000
Shares issued (in shares)		409,741
Amount to be paid per share (in dollars per share)		$ 35.36